STOCKHOLDER'S EQUITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares outstanding	10,350,000	10,350,000
Common stock, shares issued	10,350,000	10,350,000
Common stock to possible redemption	41,400,000	0
Redemption, per share (in Dollars per share)	$ 10.00
Net tangible assets (in Dollars)	$ 5,000,001	$ 5,000,001
Franchise and income taxes (in Dollars)	$ 414,000,000